Condensed Consolidated Balance Sheet [Parenthetical] (EUR €)	Sep. 30, 2013	Dec. 31, 2012
Common stock, par value (in euro per share)	€ 0.122	€ 0.122
Common stock, shares authorized	34,587,690	34,587,690
Common stock, shares issued	25,465,400	25,415,400
Common stock, shares outstanding	25,465,400	25,415,400